THE MASTERS' SELECT FUNDS

                        SUPPLEMENT DATED OCTOBER 5, 2001
                       TO PROSPECTUS DATED APRIL 30, 2001


FOR THE SHAREHOLDERS OF THE MASTERS' SELECT INTERNATIONAL FUND ONLY:

Effective October 1, 2001, Ms. Helen Young Hayes of Janus Capital Corporation will no longer be investment manager to The Masters' Select International Fund. The assets allocated to her will be distributed to the remaining four investment managers. The table found on page 10 of the Prospectus is revised as follows:

                                   MANAGEMENT

The Advisor to the Fund is Litman/Gregory Fund Advisors, LLC. The Advisor has ultimate responsibility for the investment performance of the Fund due to its responsibility to oversee the investment managers and to recommend their hiring, termination and replacement. The following table provides a description of the four investment managers. A detailed discussion of the management structure of the Fund begins on Page 26 of the Prospectus.

                                          INVESTMENT
                         TARGET           EXPERIENCE/
                      ALLOCATION OF      RELEVANT FUND           SIZE OF                 STOCK
INVESTMENT MANAGER     FUND ASSETS        EXPERIENCE            COMPANIES            PICKING STYLE
------------------     -----------        ----------            ---------            -------------
DAVID HERRO                25%        Since 1986/            All sizes, but         Value
                                      Oakmark                mostly large and
                                      International Fund     mid-sized companies
                                      and Oakmark
                                      International
                                      Small Cap Fund

DAN JAWORSKI               25%        Since 1988/            Mostly large           Eclectic -
                                      STI Classic            companies              may invest in
                                      International                                 traditional value
                                      Equity Fund                                   stocks or growth
                                      (2/95-4/97) and                               stocks
                                      Princor World Fund
                                      (12/88-4/93),
                                      Marshall
                                      International
                                      Stock Fund since
                                      4/99

TED TYSON                  25%        Since 1981/            All sizes              High earnings
                                      American Century                              growth
                                      International Fund
                                      (6/91-3/97)

MARK YOCKEY                25%        Since 1981/            All sizes, but         Growth at a
                                      Artisan                mostly large           reasonable price
                                      International Fund     companies
                                      since 1/96 and
                                      United
                                      International
                                      Growth Fund
                                      (1990-11/96)

The information regarding Ms. Helen Young Hayes found on page 27 of the Prospectus is deleted.